Financial instruments (Details 16) (Recurring basis, CHF) In Millions, unless otherwise specified			12 Months Ended														12 Months Ended								12 Months Ended								12 Months Ended								12 Months Ended														12 Months Ended										12 Months Ended							12 Months Ended													12 Months Ended							12 Months Ended										12 Months Ended														12 Months Ended								12 Months Ended								12 Months Ended								12 Months Ended														12 Months Ended										12 Months Ended							12 Months Ended													12 Months Ended							12 Months Ended
	Dec. 31, 2013 Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	Dec. 31, 2012 Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	Dec. 31, 2013 Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions Discounted cash flow Minimum	Dec. 31, 2013 Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions Discounted cash flow Maximum	Dec. 31, 2013 Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions Discounted cash flow Weighted average	Dec. 31, 2012 Obligation to return securities received as collateral	Dec. 31, 2011 Obligation to return securities received as collateral	Dec. 31, 2013 Due to banks and customer deposits	Dec. 31, 2012 Due to banks and customer deposits	Dec. 31, 2011 Due to banks and customer deposits	Dec. 31, 2013 Trading Liabilities	Dec. 31, 2012 Trading Liabilities	Dec. 31, 2011 Trading Liabilities	Dec. 31, 2013 Trading Liabilities Interest rate derivatives	Dec. 31, 2012 Trading Liabilities Interest rate derivatives	Dec. 31, 2011 Trading Liabilities Interest rate derivatives	Dec. 31, 2013 Trading Liabilities Interest rate derivatives Option model Minimum	Dec. 31, 2012 Trading Liabilities Interest rate derivatives Option model Minimum	Dec. 31, 2013 Trading Liabilities Interest rate derivatives Option model Maximum	Dec. 31, 2012 Trading Liabilities Interest rate derivatives Option model Maximum	Dec. 31, 2013 Trading Liabilities Interest rate derivatives Option model Weighted average	Dec. 31, 2013 Trading Liabilities Foreign exchange derivatives	Dec. 31, 2012 Trading Liabilities Foreign exchange derivatives	Dec. 31, 2011 Trading Liabilities Foreign exchange derivatives	Dec. 31, 2013 Trading Liabilities Foreign exchange derivatives Option model Minimum	Dec. 31, 2012 Trading Liabilities Foreign exchange derivatives Option model Minimum	Dec. 31, 2013 Trading Liabilities Foreign exchange derivatives Option model Maximum	Dec. 31, 2012 Trading Liabilities Foreign exchange derivatives Option model Maximum	Dec. 31, 2013 Trading Liabilities Foreign exchange derivatives Option model Weighted average	Dec. 31, 2013 Trading Liabilities Credit derivatives	Dec. 31, 2012 Trading Liabilities Credit derivatives	Dec. 31, 2011 Trading Liabilities Credit derivatives	Dec. 31, 2013 Trading Liabilities Credit derivatives Discounted cash flow Minimum	Dec. 31, 2012 Trading Liabilities Credit derivatives Discounted cash flow Minimum	Dec. 31, 2013 Trading Liabilities Credit derivatives Discounted cash flow Maximum	Dec. 31, 2012 Trading Liabilities Credit derivatives Discounted cash flow Maximum	Dec. 31, 2013 Trading Liabilities Credit derivatives Discounted cash flow Weighted average	Dec. 31, 2013 Trading Liabilities Equity/Index-related products	Dec. 31, 2012 Trading Liabilities Equity/Index-related products	Dec. 31, 2011 Trading Liabilities Equity/Index-related products	Dec. 31, 2013 Trading Liabilities Equity/Index-related products Option model Minimum	Dec. 31, 2012 Trading Liabilities Equity/Index-related products Option model Minimum	Dec. 31, 2013 Trading Liabilities Equity/Index-related products Option model Maximum	Dec. 31, 2012 Trading Liabilities Equity/Index-related products Option model Maximum	Dec. 31, 2013 Trading Liabilities Equity/Index-related products Option model Weighted average	Dec. 31, 2013 Short-term borrowings.	Dec. 31, 2012 Short-term borrowings.	Dec. 31, 2011 Short-term borrowings.	Dec. 31, 2013 Long-term debt	Dec. 31, 2012 Long-term debt	Dec. 31, 2011 Long-term debt	Dec. 31, 2013 Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2012 Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2011 Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2013 Long-term debt Long-term debt - of which structured notes over two years Option model Minimum	Dec. 31, 2012 Long-term debt Long-term debt - of which structured notes over two years Option model Minimum	Dec. 31, 2013 Long-term debt Long-term debt - of which structured notes over two years Option model Maximum	Dec. 31, 2012 Long-term debt Long-term debt - of which structured notes over two years Option model Maximum	Dec. 31, 2013 Long-term debt Long-term debt - of which structured notes over two years Option model Weighted average	Dec. 31, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2011 Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price	Dec. 31, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Minimum	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Minimum	Dec. 31, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Maximum	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Maximum	Dec. 31, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Weighted average	Dec. 31, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable	Dec. 31, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Minimum	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Minimum	Dec. 31, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Maximum	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Maximum	Dec. 31, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Weighted average	Dec. 31, 2013 Other liabilities	Dec. 31, 2012 Other liabilities	Dec. 31, 2011 Other liabilities	Dec. 31, 2013 Other liabilities Other liabilities - of which failed sales	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales	Dec. 31, 2011 Other liabilities Other liabilities - of which failed sales	Dec. 31, 2013 Other liabilities Other liabilities - of which failed sales Discounted cash flow	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales Discounted cash flow	Dec. 31, 2013 Other liabilities Other liabilities - of which failed sales Discounted cash flow Minimum	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales Discounted cash flow Minimum	Dec. 31, 2013 Other liabilities Other liabilities - of which failed sales Discounted cash flow Maximum	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales Discounted cash flow Maximum	Dec. 31, 2013 Other liabilities Other liabilities - of which failed sales Discounted cash flow Weighted average	Dec. 31, 2013 Other liabilities Other liabilities - of which failed sales Market comparable	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales Market comparable	Dec. 31, 2013 Other liabilities Other liabilities - of which failed sales Market comparable Minimum	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales Market comparable Minimum	Dec. 31, 2013 Other liabilities Other liabilities - of which failed sales Market comparable Maximum	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales Market comparable Maximum	Dec. 31, 2013 Other liabilities Other liabilities - of which failed sales Market comparable Weighted average	Dec. 31, 2013 Liabilities:	Dec. 31, 2012 Liabilities:	Dec. 31, 2011 Liabilities:	Dec. 31, 2013 Bank Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	Dec. 31, 2012 Bank Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	Dec. 31, 2013 Bank Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions Discounted cash flow Minimum	Dec. 31, 2013 Bank Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions Discounted cash flow Maximum	Dec. 31, 2013 Bank Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions Discounted cash flow Weighted average	Dec. 31, 2012 Bank Obligation to return securities received as collateral	Dec. 31, 2011 Bank Obligation to return securities received as collateral	Dec. 31, 2013 Bank Due to banks and customer deposits	Dec. 31, 2012 Bank Due to banks and customer deposits	Dec. 31, 2011 Bank Due to banks and customer deposits	Dec. 31, 2013 Bank Trading Liabilities	Dec. 31, 2012 Bank Trading Liabilities	Dec. 31, 2011 Bank Trading Liabilities	Dec. 31, 2013 Bank Trading Liabilities Interest rate derivatives	Dec. 31, 2012 Bank Trading Liabilities Interest rate derivatives	Dec. 31, 2011 Bank Trading Liabilities Interest rate derivatives	Dec. 31, 2013 Bank Trading Liabilities Interest rate derivatives Option model Minimum	Dec. 31, 2012 Bank Trading Liabilities Interest rate derivatives Option model Minimum	Dec. 31, 2013 Bank Trading Liabilities Interest rate derivatives Option model Maximum	Dec. 31, 2012 Bank Trading Liabilities Interest rate derivatives Option model Maximum	Dec. 31, 2013 Bank Trading Liabilities Interest rate derivatives Option model Weighted average	Dec. 31, 2013 Bank Trading Liabilities Foreign exchange derivatives	Dec. 31, 2012 Bank Trading Liabilities Foreign exchange derivatives	Dec. 31, 2011 Bank Trading Liabilities Foreign exchange derivatives	Dec. 31, 2013 Bank Trading Liabilities Foreign exchange derivatives Option model Minimum	Dec. 31, 2012 Bank Trading Liabilities Foreign exchange derivatives Option model Minimum	Dec. 31, 2013 Bank Trading Liabilities Foreign exchange derivatives Option model Maximum	Dec. 31, 2012 Bank Trading Liabilities Foreign exchange derivatives Option model Maximum	Dec. 31, 2013 Bank Trading Liabilities Foreign exchange derivatives Option model Weighted average	Dec. 31, 2013 Bank Trading Liabilities Credit derivatives	Dec. 31, 2012 Bank Trading Liabilities Credit derivatives	Dec. 31, 2011 Bank Trading Liabilities Credit derivatives	Dec. 31, 2013 Bank Trading Liabilities Credit derivatives Discounted cash flow Minimum	Dec. 31, 2012 Bank Trading Liabilities Credit derivatives Discounted cash flow Minimum	Dec. 31, 2013 Bank Trading Liabilities Credit derivatives Discounted cash flow Maximum	Dec. 31, 2012 Bank Trading Liabilities Credit derivatives Discounted cash flow Maximum	Dec. 31, 2013 Bank Trading Liabilities Credit derivatives Discounted cash flow Weighted average	Dec. 31, 2013 Bank Trading Liabilities Equity/Index-related products	Dec. 31, 2012 Bank Trading Liabilities Equity/Index-related products	Dec. 31, 2011 Bank Trading Liabilities Equity/Index-related products	Dec. 31, 2013 Bank Trading Liabilities Equity/Index-related products Option model Minimum	Dec. 31, 2012 Bank Trading Liabilities Equity/Index-related products Option model Minimum	Dec. 31, 2013 Bank Trading Liabilities Equity/Index-related products Option model Maximum	Dec. 31, 2012 Bank Trading Liabilities Equity/Index-related products Option model Maximum	Dec. 31, 2013 Bank Trading Liabilities Equity/Index-related products Option model Weighted average	Dec. 31, 2013 Bank Short-term borrowings.	Dec. 31, 2012 Bank Short-term borrowings.	Dec. 31, 2011 Bank Short-term borrowings.	Dec. 31, 2013 Bank Long-term debt	Dec. 31, 2012 Bank Long-term debt	Dec. 31, 2011 Bank Long-term debt	Dec. 31, 2013 Bank Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2011 Bank Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2013 Bank Long-term debt Long-term debt - of which structured notes over two years Option model Minimum	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which structured notes over two years Option model Minimum	Dec. 31, 2013 Bank Long-term debt Long-term debt - of which structured notes over two years Option model Maximum	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which structured notes over two years Option model Maximum	Dec. 31, 2013 Bank Long-term debt Long-term debt - of which structured notes over two years Option model Weighted average	Dec. 31, 2013 Bank Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2011 Bank Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2013 Bank Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price	Dec. 31, 2013 Bank Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Minimum	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Minimum	Dec. 31, 2013 Bank Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Maximum	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Maximum	Dec. 31, 2013 Bank Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Weighted average	Dec. 31, 2013 Bank Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable	Dec. 31, 2013 Bank Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Minimum	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Minimum	Dec. 31, 2013 Bank Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Maximum	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Maximum	Dec. 31, 2013 Bank Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Weighted average	Dec. 31, 2013 Bank Other liabilities	Dec. 31, 2012 Bank Other liabilities	Dec. 31, 2011 Bank Other liabilities	Dec. 31, 2013 Bank Other liabilities Other liabilities - of which failed sales	Dec. 31, 2012 Bank Other liabilities Other liabilities - of which failed sales	Dec. 31, 2011 Bank Other liabilities Other liabilities - of which failed sales	Dec. 31, 2013 Bank Other liabilities Other liabilities - of which failed sales Discounted cash flow	Dec. 31, 2012 Bank Other liabilities Other liabilities - of which failed sales Discounted cash flow	Dec. 31, 2013 Bank Other liabilities Other liabilities - of which failed sales Discounted cash flow Minimum	Dec. 31, 2012 Bank Other liabilities Other liabilities - of which failed sales Discounted cash flow Minimum	Dec. 31, 2013 Bank Other liabilities Other liabilities - of which failed sales Discounted cash flow Maximum	Dec. 31, 2012 Bank Other liabilities Other liabilities - of which failed sales Discounted cash flow Maximum	Dec. 31, 2013 Bank Other liabilities Other liabilities - of which failed sales Discounted cash flow Weighted average	Dec. 31, 2013 Bank Other liabilities Other liabilities - of which failed sales Market comparable	Dec. 31, 2012 Bank Other liabilities Other liabilities - of which failed sales Market comparable	Dec. 31, 2013 Bank Other liabilities Other liabilities - of which failed sales Market comparable Minimum	Dec. 31, 2012 Bank Other liabilities Other liabilities - of which failed sales Market comparable Minimum	Dec. 31, 2013 Bank Other liabilities Other liabilities - of which failed sales Market comparable Maximum	Dec. 31, 2012 Bank Other liabilities Other liabilities - of which failed sales Market comparable Maximum	Dec. 31, 2013 Bank Other liabilities Other liabilities - of which failed sales Market comparable Weighted average	Dec. 31, 2013 Bank Liabilities:	Dec. 31, 2012 Bank Liabilities:	Dec. 31, 2011 Bank Liabilities:
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	114	0				0	193	55	25	0	5,564	5,356	7,343	1,129	1,357	1,588						938	1,648	2,836						1,230	819	1,520						1,896	1,003	1,022						165	124	236	9,780	10,098	12,715	6,217	6,189	7,576						2,552	2,551	3,585	2,105	2,255						301	230						2,861	2,848	3,891	1,143	1,160	1,909	195	290						829	646						18,539	18,451	24,378	114	0				0	193	55	25	0	5,564	5,356	7,343	1,129	1,357	1,588						938	1,648	2,836						1,230	819	1,520						1,896	1,003	1,022						165	124	236	9,780	10,098	12,715	6,217	6,189	7,576						2,552	2,551	3,585	2,105	2,255						301	230						2,859	2,847	3,890	1,143	1,160	1,909	195	290						829	646						18,537	18,450	24,377
Unobservable input
Basis spread (in bp)																	(5)	(28)	148	54	74																																																																																															(5)	(28)	148	54	74
Funding spread (in bp)			90	90	90																																																																																																	90	90	90
Buyback probability (in %)																																									50.00%	50.00%	100.00%	100.00%	62.00%										50.00%	50.00%	100.00%	100.00%	62.00%																																																																																	50.00%	50.00%	100.00%	100.00%	62.00%										50.00%	50.00%	100.00%	100.00%	62.00%
Correlation (in %)																	17.00%	17.00%	99.00%	100.00%	62.00%				(10.00%)	(10.00%)	70.00%	70.00%	48.00%				34.00%	0.00%	98.00%	47.00%	55.00%				(83.00%)	(87.00%)	96.00%	97.00%	14.00%										(83.00%)	(87.00%)	99.00%	97.00%	16.00%																																																									17.00%	17.00%	99.00%	100.00%	62.00%				(10.00%)	(10.00%)	70.00%	70.00%	48.00%				34.00%	0.00%	98.00%	47.00%	55.00%				(83.00%)	(87.00%)	96.00%	97.00%	14.00%										(83.00%)	(87.00%)	99.00%	97.00%	16.00%
Credit spread (in bp)																																	1	0	2,052	5,843	252																																																813	0	1,362	1,532	1,185																																											1	0	2,052	5,843	252																																																813	0	1,362	1,532	1,185
Gap risk (in %)																																										0.00%		4.00%											0.00%	0.00%	5.00%	12.00%	0.00%																																																																																		0.00%		4.00%											0.00%	0.00%	5.00%	12.00%	0.00%
Mean reversion (in %)																	5.00%	(33.00%)	10.00%	5.00%	6.00%																																																																																															5.00%	(33.00%)	10.00%	5.00%	6.00%
Prepayment rate (in %)																	5.00%	4.00%	31.00%	45.00%	23.00%				19.00%	4.00%	31.00%	22.00%	25.00%				0.00%	0.00%	17.00%	40.00%	2.00%																																																																															5.00%	4.00%	31.00%	45.00%	23.00%				19.00%	4.00%	31.00%	22.00%	25.00%				0.00%	0.00%	17.00%	40.00%	2.00%
Price (in %)																																																																	0.00%	0.00%	217.00%	103.00%	104.00%			0.00%	0.00%	93.00%	87.00%	13.00%																0.00%	0.00%	100.00%	100.00%	63.00%																																																																				0.00%	0.00%	217.00%	103.00%	104.00%			0.00%	0.00%	93.00%	87.00%	13.00%																0.00%	0.00%	100.00%	100.00%	63.00%
Recovery rate (in %)																																	14.00%	0.00%	77.00%	77.00%	43.00%																																																23.00%		23.00%		23.00%																																											14.00%	0.00%	77.00%	77.00%	43.00%																																																23.00%		23.00%		23.00%
Skew (in %)																																									79.00%	56.00%	152.00%	128.00%	118.00%																																																																																															79.00%	56.00%	152.00%	128.00%	118.00%
Volatility (in %)																																									2.00%	2.00%	252.00%	157.00%	26.00%										5.00%	2.00%	252.00%	157.00%	28.00%																																																																																	2.00%	2.00%	252.00%	157.00%	26.00%										5.00%	2.00%	252.00%	157.00%	28.00%
Discount rate (in %)																																	4.00%	2.00%	29.00%	35.00%	14.00%																																																																																															4.00%	2.00%	29.00%	35.00%	14.00%
Default rate (in %)																																	1.00%	0.00%	15.00%	25.00%	6.00%																																																																																															1.00%	0.00%	15.00%	25.00%	6.00%
Loss severity (in %)																																	6.00%	0.00%	100.00%	100.00%	62.00%																																																																																															6.00%	0.00%	100.00%	100.00%	62.00%